Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Alternative Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund (the “Funds”), each a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A (collectively, the “Amendment”), do not differ from those contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on July 29, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder